INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES	The provision for income taxes consisted of the following:
	Six Months ended June 30,
	2025	2024
	$’000	$’000

Previous year
- under provision	-	5

Income tax expense	-	5

SCHEDULE OF RECONCILIATION OF INCOME TAX RATE

The reconciliation of income tax rate to the effective income tax rate based on (loss) income before income taxes for the six months ended June 30, 2025 and 2024 are as follows:

	Six Months ended June 30,
	2025	2024
	$’000	$’000

Loss before income taxes	(2,615)	(543)
Statutory income tax rate	17%	17%
Income tax expense at statutory rate	(444)	(92)
Tax effect of non-deductible items	444	92
Under provision of tax for previous year	-	5

Income tax expense	-	5